Schedule of Promissory Notes (Details)	9 Months Ended
Sep. 30, 2022 USD ($) shares
Promissory note one [member]
IfrsStatementLineItems [Line Items]
Number of securities exercised | shares	500,000
Principal | $	$ 48,087
Borrowings, maturity	September 30, 2021
Interest rate	5.00%
Promissory note two [member]
IfrsStatementLineItems [Line Items]
Number of securities exercised | shares	500,000
Principal | $	$ 48,087
Borrowings, maturity	December 31, 2021
Interest rate	5.00%
Promissory note three [member]
IfrsStatementLineItems [Line Items]
Number of securities exercised | shares	500,000
Principal | $	$ 48,087
Borrowings, maturity	November 30, 2021
Interest rate	5.00%
Promissory note four [member]
IfrsStatementLineItems [Line Items]
Number of securities exercised | shares	250,000
Principal | $	$ 24,044
Borrowings, maturity	November 30, 2021
Interest rate	5.00%
Promissory note five [member]
IfrsStatementLineItems [Line Items]
Number of securities exercised | shares	150,000
Principal | $	$ 14,426
Borrowings, maturity	December 31, 2021
Interest rate	5.00%
Promissory note six [member]
IfrsStatementLineItems [Line Items]
Number of securities exercised | shares	2,236,667
Principal | $	$ 189,680
Borrowings, maturity	November 10, 2022
Interest rate	5.00%
Promissory note seven [Member]
IfrsStatementLineItems [Line Items]
Number of securities exercised | shares	1,000,000
Principal | $	$ 95,924
Borrowings, maturity	November 10, 2022
Interest rate	5.00%
Promissory note eight [member]
IfrsStatementLineItems [Line Items]
Number of securities exercised | shares	2,620,000
Principal | $	$ 146,639
Borrowings, maturity	November 10, 2022
Interest rate	5.00%
Promissory note nine [member]
IfrsStatementLineItems [Line Items]
Number of securities exercised | shares	670,000
Principal | $	$ 34,846
Borrowings, maturity	November 10, 2022
Interest rate	5.00%
Promissory note ten [member]
IfrsStatementLineItems [Line Items]
Number of securities exercised | shares	500,000
Principal | $	$ 48,088
Borrowings, maturity	July 31, 2023
Interest rate	5.00%
Promissory note eleven [member]
IfrsStatementLineItems [Line Items]
Number of securities exercised | shares	1,500,000
Principal | $	$ 144,261
Borrowings, maturity	July 31, 2023
Interest rate	5.00%
Promissory note twelve [member]
IfrsStatementLineItems [Line Items]
Number of securities exercised | shares	1,000,000
Principal | $	$ 96,174
Borrowings, maturity	July 31, 2023
Interest rate	5.00%
Promissory note thirteen [member]
IfrsStatementLineItems [Line Items]
Number of securities exercised | shares	200,000
Principal | $	$ 19,235
Borrowings, maturity	July 28, 2023
Interest rate	5.00%
Promissory note fourteen [member]
IfrsStatementLineItems [Line Items]
Number of securities exercised | shares	2,360,000
Principal | $	$ 226,971
Borrowings, maturity	July 28, 2023
Interest rate	5.00%
Promissory note [member]
IfrsStatementLineItems [Line Items]
Number of securities exercised | shares	13,986,667 [1]
Principal | $	$ 1,184,549

[1]	Includes 12,176,667 warrants exercised and 1,810,000 options exercised